Retirement Benefit Plans - Summary of Composition and Fair Value of Plan Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
UK equities	£ 38	£ 40
Overseas equities	2,466	2,275
Corporate bonds	1,919	1,578
Government fixed interest bonds	2,788	1,618
Government index-linked bonds	9,159	6,695
Property	1,409	1,454
Derivatives	(83)	312
Cash	2,290	1,161
Repurchase agreements	(6,582)	(2,198)
Infrastructure	390	406
Annuities	298	317
Longevity swap	(8)	0
Other	336	329
Total	£ 14,420	£ 13,987
UK equities, percentage	0.00%	0.00%
Overseas equities, percentage	17.00%	16.00%
Corporate bonds, percentage	13.00%	11.00%
Government fixed interest bonds, percentage	19.00%	12.00%
Government index-linked bonds, percentage	64.00%	48.00%
Property, percentage	10.00%	10.00%
Derivatives, percentage	(1.00%)	2.00%
Cash, percentage	16.00%	8.00%
Repurchase agreements, percentage	(45.00%)	(15.00%)
Infrastructure, percentage	3.00%	3.00%
Annuities, percentage	2.00%	2.00%
Longevity swap, percentage	0.00%	0.00%
Other, percentage	2.00%	3.00%
Total, percentage	100.00%	100.00%
Quoted prices in active markets
Disclosure of net defined benefit liability (asset) [line items]
UK equities	£ 38	£ 40
Overseas equities	1,401	1,271
Corporate bonds	1,607	1,121
Government fixed interest bonds	2,788	1,618
Government index-linked bonds	9,159	6,695
Property	0	0
Derivatives	0	0
Cash	0	0
Repurchase agreements	0	0
Infrastructure	0	0
Annuities	0	0
Longevity swap	0	0
Other	0	0
Total	£ 14,993	£ 10,745
UK equities, percentage	0.00%	0.00%
Overseas equities, percentage	10.00%	9.00%
Corporate bonds, percentage	11.00%	8.00%
Government fixed interest bonds, percentage	19.00%	12.00%
Government index-linked bonds, percentage	64.00%	48.00%
Property, percentage	0.00%	0.00%
Derivatives, percentage	0.00%	0.00%
Cash, percentage	0.00%	0.00%
Repurchase agreements, percentage	0.00%	0.00%
Infrastructure, percentage	0.00%	0.00%
Annuities, percentage	0.00%	0.00%
Longevity swap, percentage	0.00%	0.00%
Other, percentage	0.00%	0.00%
Total, percentage	104.00%	77.00%
Prices not quoted in active markets
Disclosure of net defined benefit liability (asset) [line items]
UK equities	£ 0	£ 0
Overseas equities	1,065	1,004
Corporate bonds	312	457
Government fixed interest bonds	0	0
Government index-linked bonds	0	0
Property	1,409	1,454
Derivatives	(83)	312
Cash	2,290	1,161
Repurchase agreements	(6,582)	(2,198)
Infrastructure	390	406
Annuities	298	317
Longevity swap	(8)	0
Other	336	329
Total	£ (573)	£ 3,242
UK equities, percentage	0.00%	0.00%
Overseas equities, percentage	7.00%	7.00%
Corporate bonds, percentage	2.00%	3.00%
Government fixed interest bonds, percentage	0.00%	0.00%
Government index-linked bonds, percentage	0.00%	0.00%
Property, percentage	10.00%	10.00%
Derivatives, percentage	(1.00%)	2.00%
Cash, percentage	16.00%	8.00%
Repurchase agreements, percentage	(45.00%)	(15.00%)
Infrastructure, percentage	3.00%	3.00%
Annuities, percentage	2.00%	2.00%
Longevity swap, percentage	0.00%	0.00%
Other, percentage	2.00%	3.00%
Total, percentage	(4.00%)	23.00%